Revenue - Disaggregated Revenue (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 227,599	$ 198,893	$ 180,722
Turnover tax-non lease component	(673)	(361)	(375)
Time chartering revenues lease component	27,125	24,222	34,827
Turnover tax-lease component	(570)	(507)	(526)
Total Revenue	254,154	222,608	215,023
Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	118,479	104,545	102,683
Turnover tax-non lease component	0	0	0
Time chartering revenues lease component	0	0	0
Turnover tax-lease component	0	0	0
Total Revenue	118,479	104,545	102,683
Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	29,133	16,147	20,397
Turnover tax-non lease component	(563)	(261)	(345)
Time chartering revenues lease component	23,535	19,129	25,342
Turnover tax-lease component	(476)	(367)	(485)
Total Revenue	52,192	34,909	45,254
Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	79,987	78,201	57,642
Turnover tax-non lease component	(110)	(100)	(30)
Time chartering revenues lease component	3,590	5,093	9,485
Turnover tax-lease component	(94)	(140)	(41)
Total Revenue	83,483	83,154	67,086
COA/Voyage revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	77,798	77,485	53,649
COA/Voyage revenues [member] | Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
COA/Voyage revenues [member] | Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,935	2,804	2,721
COA/Voyage revenues [member] | Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	75,863	74,681	50,928
Time chartering revenues non-lease component [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	31,995	17,224	24,765
Time chartering revenues non-lease component [member] | Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Time chartering revenues non-lease component [member] | Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	27,761	13,604	18,021
Time chartering revenues non-lease component [member] | Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,234	3,620	6,744
Dry port terminal revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	96,311	78,740	73,112
Dry port terminal revenues [member] | Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	96,311	78,740	73,112
Dry port terminal revenues [member] | Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Dry port terminal revenues [member] | Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Storage fees (dry port) revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,233	1,518	3,364
Storage fees (dry port) revenues [member] | Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,233	1,518	3,364
Storage fees (dry port) revenues [member] | Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Storage fees (dry port) revenues [member] | Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Dockage revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,596	3,876	3,948
Dockage revenues [member] | Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,596	3,876	3,948
Dockage revenues [member] | Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Dockage revenues [member] | Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Sale of products revenues-liquid port terminal [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,183	13,776	17,272
Sale of products revenues-liquid port terminal [member] | Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,183	13,776	17,272
Sale of products revenues-liquid port terminal [member] | Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Sale of products revenues-liquid port terminal [member] | Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Liquid port terminal revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,010	5,734	4,606
Liquid port terminal revenues [member] | Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,010	5,734	4,606
Liquid port terminal revenues [member] | Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Liquid port terminal revenues [member] | Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Other dry port terminal revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,146	901	381
Other dry port terminal revenue [member] | Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,146	901	381
Other dry port terminal revenue [member] | Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Other dry port terminal revenue [member] | Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 0	$ 0	$ 0